Variable Interest Entities - Summary of VIE's Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Current assets	$ 2,336	$ 6,165
Non-current assets	6,822	4,113
Total assets	9,158	10,278
Total liabilities	7,568	8,217
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	1,476	1,240
Non-current assets	2,963	510
Total assets	4,439	1,750
Total liabilities	$ 2,550	$ 753